Segment information	12 Months Ended
Dec. 31, 2025
Segment information
Segment information

23.Segment information

The executive management team (“EMT”) is the Group’s chief operating decision-maker. The Group identifies segments on the basis of those components of the Group that the EMT regularly reviews. The Group considers the business from each individual business segment perspective which comprise the Shipping and Product Services segments.

The EMT uses the reported measure of TCE income and gross profit to assess the performance of the Shipping and Product Services operating segments respectively. Operating segment disclosures are consistent with the information reviewed by the management.

23.Segment information (continued)

Geographical information

Non-current assets comprise mainly vessels, operating on an international platform with individual vessels calling at various ports across the globe. The Group does not consider the domicile of its customers as a relevant decision-making guideline and hence does not consider it meaningful to allocate vessels and revenue to specific geographical locations.

Segment performance is presented below:

		Product	Inter-segment
	Shipping	Services	elimination	Total
	US$’000	US$’000	US$’000	US$’000
2025
Revenue from spot voyages	703,469	—	—	703,469
Inter-segment revenue	65,698	—	(65,698)	—
Voyage expenses	(348,238)	—	—	(348,238)
Inter-segment expense	(24,231)	—	24,231	—
Net income from spot voyages	396,698	—	(41,467)	355,231
Revenue from time charter voyages	312,276	—	—	312,276
TCE income – Shipping [1]	708,974	—	(41,467)	667,507
Revenue from Product Services	—	2,566,394	—	2,566,394
Inter-segment revenue	—	24,206	(24,206)	—
Cost of cargo and delivery expenses	—	(2,460,924)	—	(2,460,924)
Inter-segment expense	—	(65,673)	65,673	—
Depreciation	—	(48,066)	—	(48,066)
Gross profit – Product Services [2]	—	15,937	41,467	57,404
Segment results	708,974	15,937	—	724,911
Depreciation	(207,495)	—
Amortisation	(264)	(104)
Loss on derecognition of right-of-use assets	(289)	—
Gain on disposal of vessels	56,708	—
[1]	“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily fuel oil, port charges and commission.
[2]

Gross profit from Product Services represents the net trading results which comprise revenue and cost of LPG cargo, derivative gains and losses, and other trading attributable costs, including depreciation from Product Services’ leased in vessels.

23.Segment information (continued)

		Product	Inter-segment
	Shipping	Services	elimination	Total
	US$’000	US$’000	US$’000	US$’000
2024
Revenue from spot voyages	773,039	—	—	773,039
Inter-segment revenue	78,130	—	(78,130)	—
Voyage expenses	(383,798)	—	—	(383,798)
Inter-segment expense	(49,501)	—	49,501	—
Net income from spot voyages	417,870	—	(28,629)	389,241
Revenue from time charter voyages	189,764	—	—	189,764
Inter-segment revenue	562	—	(562)	—
TCE income – Shipping [1]	608,196	—	(29,191)	579,005
Revenue from Product Services	—	2,600,944	—	2,600,944
Inter-segment revenue	—	49,501	(49,501)	—
Cost of cargo and delivery expenses	—	(2,390,929)	—	(2,390,929)
Inter-segment expense	—	(78,692)	78,692	—
Depreciation	—	(35,991)	—	(35,991)
Gross profit – Product Services [2]	—	144,833	29,191	174,024
Segment results	608,196	144,833	—	753,029
Depreciation	(165,347)	—
Amortisation	(739)	(104)
Gain on disposal of vessels	20,391	—
[1]	“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily fuel oil, port charges and commission.
[2]

Gross profit from Product Services represents the net trading results which comprise revenue and cost of LPG cargo, derivative gains and losses, and other trading attributable costs, including depreciation from Product Services’ leased in vessels

23.Segment information (continued)

		Product	Inter-segment
	Shipping	Services	elimination	Total
	US$’000	US$’000	US$’000	US$’000
2023
Revenue from spot voyages	1,059,024	—	—	1,059,024
Inter-segment revenue	175,528	—	(175,528)	—
Voyage expenses	(509,340)	—	—	(509,340)
Inter-segment expense	(112,211)	—	112,211	—
Net income from spot voyages	613,001	—	(63,317)	549,684
Revenue from time charter voyages	184,494	—	(18,998)	165,496
TCE income – Shipping [1]	797,495	—	(82,315)	715,180
Revenue from Product Services	—	1,722,820	—	1,722,820
Inter-segment revenue	—	112,211	(112,211)	—
Cost of cargo and delivery expenses	—	(1,547,059)	—	(1,547,059)
Inter-segment expense	—	(194,526)	194,526	—
Depreciation	—	(67,609)	—	(67,609)
Gross profit – Product Services [2]	—	25,837	82,315	108,152
Segment results	797,495	25,837	—	823,332
Depreciation	(149,512)	—
Amortisation	(699)	(63)
Loss on derecognition of right-of-use assets	(961)	—
Gain on disposal of vessels	42,374	—
[1]	“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily fuel oil, port charges and commission.
[2]

Gross profit from Product Services represents the net trading results which comprise revenue and cost of LPG cargo, derivative gains and losses, and other trading attributable costs, including depreciation from Product Services’ leased in vessels

23.Segment information (continued)

(a)Reconciliation of segment results:

	2025	2024	2023
	US$’000	US$’000	US$’000
Total segment results for reportable segments	724,911	753,029	823,332
Vessel operating expenses	(126,299)	(84,984)	(82,192)
Time charter contracts (non-lease components)	(15,219)	(19,675)	(20,350)
General and administrative expenses	(76,496)	(71,134)	(56,773)
Charter hire expenses	(667)	(1,041)	(30,712)
Fair value gain from equity financial asset	(1,172)	1,326	—
Finance lease income	895	635	278
Other operating (expense)/income - net	(6,461)	1,332	(993)
Depreciation – Shipping segment	(207,495)	(165,347)	(149,512)
Amortisation	(368)	(843)	(762)
Gain on disposal of vessels	56,708	20,391	42,374
Loss on derecognition of right-of-use assets	(289)	—	(961)
Finance expenses - net	(44,138)	(8,726)	(19,765)
Income tax expense	(14,199)	(30,095)	(10,965)
Profit after tax	289,711	394,868	492,999

(b)Customer concentration

Revenues from external customers are derived mainly from spot voyages, time charter voyages and sale of LPG cargo. Revenues from the top customer of the Product Services segment represented approximately US$281 million (2024: US$347 million; 2023: US$306 million) of the Group’s total revenues.